Schedule of fair value and carrying value of the Company’s bank loans (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Platform Operator, Crypto Asset [Line Items]
Bank loans	$ 627,883	$ 828,366	$ 485,154
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Bank loans
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Bank loans	567,878	749,202	463,410
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Bank loans